Exceptional items - Schedule of exceptional items (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	£ (2,747)	£ (2,597)	£ (1,978)
Operating profit	4,632	4,409	3,731
Non-operating items	328	(17)	14
Exceptional items before taxation	4,736	4,387	3,706
Items included in taxation	(970)	(1,049)	(907)
Total exceptional items	3,766	3,338	2,799
Attributable to:
Equity shareholders of the parent company	3,734	3,249	2,660
Non-controlling interests	32	89	139
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(60)	(52)	(13)
Operating profit	(622)	(388)	(15)
Non-operating items	328	(17)	14
Exceptional items before taxation	(294)	(405)	(1)
Items included in taxation	186	31	(84)
Total exceptional items	(108)	(374)	(85)
Attributable to:
Equity shareholders of the parent company	33	(271)	(86)
Non-controlling interests	(141)	(103)	1
Brand, goodwill, tangible and other assets impairment
Disclosure Of Exceptional Items [Line Items]
Brand, goodwill, tangible and other assets impairment	(498)	(336)	0
Items included in taxation	124	55	0
Supply Chain Agility Programme
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(100)	0	0
Items included in taxation	23	0	0
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(44)	0	0
Items included in taxation	11	0	0
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	20	(50)	0
Items included in taxation	0	(3)	0
Other exceptional operating items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	0	(2)	(15)
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Non-operating items	310	0	0
Items included in taxation	(42)
Archer brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	20	0	0
USL Popular brands
Disclosure Of Exceptional Items [Line Items]
Non-operating items	4	0	0
USL businesses
Disclosure Of Exceptional Items [Line Items]
Non-operating items	1	0	3
Items included in taxation	10
Tyku brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(3)	0	0
Picon brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	91	0
Items included in taxation		(23)
Meta Abo Brewery
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	(95)	0
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	(19)	0
Step acquisitions
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(8)	0	0
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items	£ 4	£ 6	£ 11